Note 11 - Taxes Recoverable and Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Taxes Recoverable and Payable [Text Block]

9. Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes receivable from various European governments through group transactions in these countries.

	March 31,	December 31,
	2026	2025
	(in thousands)
Taxes recoverable	$12	$12
Total	$12	$12

11.	Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following:

	Year Ended December 31,
	2025	2024
	(in thousands)
Taxes recoverable	$12	$347
Less: Taxes payable	-	(14)
Total	$12	$333